UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22277

American Funds Money Market Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

Courtney R. Taylor

American Funds Money Market Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Money Market Fund®
Investment portfolio

December 31, 2012 unaudited

Short-term securities — 98.90%	Yield at acquisition	Principal amount (000)	Value (000)

FEDERAL AGENCY DISCOUNT NOTES — 68.87%
Federal Home Loan Bank 1/2/2013	0.14%	$485,464	$485,460
Federal Home Loan Bank 1/4/2013	0.11	450,200	450,195
Federal Home Loan Bank 1/9/2013	0.13	178,515	178,510
Federal Home Loan Bank 1/11/2013	0.11	241,000	240,993
Federal Home Loan Bank 1/16/2013	0.03	536,000	535,985
Federal Home Loan Bank 1/18/2013	0.04	388,315	388,308
Federal Home Loan Bank 1/22/2013	0.09	100,000	99,994
Federal Home Loan Bank 1/23/2013	0.13	374,100	374,069
Federal Home Loan Bank 1/25/2013	0.07	284,062	284,039
Federal Home Loan Bank 1/28/2013	0.02	225,000	224,996
Federal Home Loan Bank 1/29/2013	0.05	221,678	221,658
Federal Home Loan Bank 1/30/2013	0.02	154,715	154,703
Federal Home Loan Bank 1/31/2013	0.02	200,000	199,997
Federal Home Loan Bank 2/1/2013	0.11	620,644	620,582
Federal Home Loan Bank 2/4/2013	0.08	234,300	234,282
Federal Home Loan Bank 2/5/2013	0.07	87,996	87,990
Federal Home Loan Bank 2/6/2013	0.07	624,070	624,021
Federal Home Loan Bank 2/8/2013	0.14	221,750	221,727
Federal Home Loan Bank 2/11/2013	0.12	100,000	99,992
Federal Home Loan Bank 2/13/2013	0.14	214,300	214,284
Federal Home Loan Bank 2/15/2013	0.12	202,679	202,663
Federal Home Loan Bank 2/19/2013	0.13	12,000	11,999
Federal Home Loan Bank 2/20/2013	0.12	417,900	417,869
Federal Home Loan Bank 2/22/2013	0.07	25,502	25,500
Federal Home Loan Bank 2/26/2013	0.18	50,000	49,995
Federal Home Loan Bank 3/1/2013	0.10	225,800	225,774
Federal Home Loan Bank 3/4/2013	0.13	133,700	133,696
Federal Home Loan Bank 3/6/2013	0.11	184,600	184,594
Federal Home Loan Bank 3/8/2013	0.07	115,400	115,396
Federal Home Loan Bank 3/15/2013	0.08	52,988	52,985
Federal Home Loan Bank 3/20/2013	0.09	149,500	149,491
Federal Home Loan Bank 3/22/2013	0.08	47,000	46,997
Federal Home Loan Bank 4/1/2013	0.15	3,900	3,900
Federal Home Loan Bank 4/9/2013	0.08	96,000	95,979
Federal Home Loan Bank 4/10/2013	0.16	50,000	49,993
Federal Home Loan Bank 4/17/2013	0.17	50,000	49,992
Federal Home Loan Bank 6/7/2013	0.15	93,350	93,309
Fannie Mae 1/2/2013	0.16	88,100	88,100
Fannie Mae 1/8/2013	0.03	50,000	50,000
Fannie Mae 1/9/2013	0.18	50,000	49,999
Fannie Mae 1/14/2013	0.10	77,600	77,597
Fannie Mae 1/16/2013	0.15	114,500	114,495
Fannie Mae 1/23/2013	0.03	233,618	233,613
Fannie Mae 1/25/2013	0.08	152,100	152,092
Fannie Mae 1/30/2013	0.14	195,134	195,115
Fannie Mae 2/1/2013	0.04	59,273	59,271
Fannie Mae 2/4/2013	0.05	22,200	22,199
Fannie Mae 2/13/2013	0.12	246,000	245,982
Fannie Mae 2/14/2013	0.12	150,000	149,988
Fannie Mae 2/19/2013	0.13	173,200	173,187
Fannie Mae 2/20/2013	0.13	94,400	94,393
Fannie Mae 2/27/2013	0.16	19,500	19,498
Fannie Mae 3/1/2013	0.07	71,500	71,492
Fannie Mae 3/4/2013	0.08	175,000	174,995
Fannie Mae 3/5/2013	0.07	213,800	213,794
Fannie Mae 3/6/2013	0.15	18,900	18,899
Fannie Mae 3/13/2013	0.12	28,200	28,199
Fannie Mae 3/20/2013	0.08	43,690	43,687
Fannie Mae 3/27/2013	0.08	31,445	31,443
Fannie Mae 4/1/2013	0.14	161,667	161,651
Fannie Mae 4/18/2013	0.15	100,000	99,983
Fannie Mae 4/19/2013	0.15	62,500	62,489
Fannie Mae 5/16/2013	0.16	100,000	99,969
Fannie Mae 5/22/2013	0.16	40,000	39,986
Freddie Mac 1/7/2013	0.01	66,000	65,998
Freddie Mac 1/14/2013	0.08	293,500	293,488
Freddie Mac 1/22/2013	0.05	72,630	72,628
Freddie Mac 1/28/2013	0.13	100,000	99,991
Freddie Mac 2/4/2013	0.05	17,200	17,199
Freddie Mac 2/5/2013	0.13	150,000	149,985
Freddie Mac 2/6/2013	0.07	279,000	278,978
Freddie Mac 2/19/2013	0.14	230,100	230,083
Freddie Mac 2/20/2013	0.17	25,000	24,998
Freddie Mac 2/25/2013	0.11	6,200	6,199
Freddie Mac 2/27/2013	0.10	4,000	4,000
Freddie Mac 2/28/2013	0.06	21,000	20,998
Freddie Mac 3/4/2013	0.11	76,000	75,998
Freddie Mac 3/20/2013	0.13	345,063	345,042
Freddie Mac 3/21/2013	0.08	43,500	43,493
Freddie Mac 3/25/2013	0.08	155,770	155,759
Freddie Mac 4/16/2013	0.16	14,200	14,198
Freddie Mac 4/24/2013	0.13	268,900	268,849
Freddie Mac 5/29/2013	0.17	43,700	43,683
Freddie Mac 6/17/2013	0.14	13,853	13,846
Federal Farm Credit Banks 1/3/2013	0.12	15,000	15,000
Federal Farm Credit Banks 1/8/2013	0.14	25,000	24,999
Federal Farm Credit Banks 1/9/2013	0.12	15,000	15,000
Federal Farm Credit Banks 1/18/2013	0.07	15,000	14,999
Federal Farm Credit Banks 1/22/2013	0.10	65,000	64,997
Federal Farm Credit Banks 1/28/2013	0.09	25,000	24,998
Federal Farm Credit Banks 2/7/2013	0.13	10,000	9,999
Federal Farm Credit Banks 2/8/2013	0.11	50,000	49,995
Federal Farm Credit Banks 2/13/2013	0.11	10,000	9,999
Federal Farm Credit Banks 2/14/2013	0.11	25,000	24,998
Federal Farm Credit Banks 2/25/2013	0.10	25,000	24,996
Federal Farm Credit Banks 3/11/2013	0.13	20,600	20,599
Federal Farm Credit Banks 4/2/2013	0.08	20,000	19,996
Federal Farm Credit Banks 4/29/2013	0.17	25,000	24,994
Federal Farm Credit Banks 5/3/2013	0.18	50,000	49,988
Federal Farm Credit Banks 5/31/2013	0.17	25,000	24,990
Tennessee Valley Authority 1/10/2013	0.05	100,000	99,999
Tennessee Valley Authority 2/7/2013	0.12	150,000	149,985
			13,519,977

U.S. TREASURIES — 19.82%
U.S. Treasury Bills 1/3/2013	0.10	300,000	299,998
U.S. Treasury Bills 1/17/2013	0.12	150,000	149,996
U.S. Treasury Bills 1/24/2013	0.14	50,000	49,998
U.S. Treasury Bills 1/31/2013	0.15	250,000	249,990
U.S. Treasury Bills 2/7/2013	0.02	300,000	299,995
U.S. Treasury Bills 2/14/2013	0.15	50,000	49,999
U.S. Treasury Bills 2/21/2013	0.15	100,000	99,998
U.S. Treasury Bills 2/28/2013	0.13	325,000	324,994
U.S. Treasury Bills 3/7/2013	0.13	104,600	104,594
U.S. Treasury Bills 3/21/2013	0.13	439,100	439,065
U.S. Treasury Bills 3/28/2013	0.14	125,000	124,990
U.S. Treasury Bills 4/4/2013	0.17	180,000	179,971
U.S. Treasury Bills 4/11/2013	0.14	600,000	599,886
U.S. Treasury Bills 5/2/2013	0.16	218,300	218,239
U.S. Treasury Bills 5/16/2013	0.13	5,000	4,998
U.S. Treasury Bills 5/23/2013	0.14	200,000	199,922
U.S. Treasury Bills 6/6/2013	0.14	295,000	294,870
U.S. Treasury Bills 6/13/2013	0.13	200,000	199,906
			3,891,409

COMMERCIAL PAPER — 5.83%
Province of Ontario 1/16/2013	0.13	150,000	149,991
Province of Ontario 1/18/2013	0.13	155,000	154,990
Province of Ontario 1/22/2013	0.15	82,300	82,292
Province of Ontario 1/29/2013	0.12	50,000	49,995
Province of Ontario 2/20/2013	0.16	49,981	49,965
Québec (Province of) 1/3/2013[1]	0.16	45,000	44,999
Québec (Province of) 1/9/2013[1]	0.14	24,500	24,499
Québec (Province of) 1/15/2013[1]	0.16	49,500	49,495
Québec (Province of) 1/23/2013[1]	0.16	50,000	49,993
Québec (Province of) 2/1/2013[1]	0.16	50,000	49,990
Québec (Province of) 2/13/2013[1]	0.17	24,500	24,494
Québec (Province of) 2/19/2013[1]	0.16	13,900	13,896
Québec (Province of) 2/21/2013[1]	0.16	94,250	94,222
Québec (Province of) 2/22/2013[1]	0.16	30,000	29,991
KfW 1/15/2013[1]	0.14	50,000	49,997
KfW 1/23/2013[1]	0.20	62,500	62,496
Export Development Canada 1/24/2013	0.16	86,700	86,694
Straight-A Funding LLC 1/2/2013[1]	0.18	45,000	45,000
Straight-A Funding LLC 1/2/2013[1]	0.18	30,419	30,419
			1,143,418

DISCOUNT NOTES — 4.24%
International Bank for Reconstruction and Development 1/7/2013	0.11	105,000	104,998
International Bank for Reconstruction and Development 1/8/2013	0.11	104,000	103,997
International Bank for Reconstruction and Development 1/10/2013	0.11	83,100	83,098
International Bank for Reconstruction and Development 1/14/2013	0.09	250,000	249,990
International Bank for Reconstruction and Development 1/15/2013	0.13	15,290	15,289
International Bank for Reconstruction and Development 1/17/2013	0.08	45,000	44,998
International Bank for Reconstruction and Development 1/24/2013	0.11	75,000	74,995
International Bank for Reconstruction and Development 1/28/2013	0.11	100,000	99,991
International Bank for Reconstruction and Development 1/29/2013	0.11	55,400	55,394
			832,750

FEDERAL AGENCY BOND — 0.14%
Federal Home Loan Bank, Series S2-8013, 0.16% 1/25/2013		27,000	26,998

Total investment securities (cost: $19,413,209,000)			$19,414,552
Other assets less liabilities			216,538

Net assets			$19,631,090

1 Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $569,491,000, which represented 2.90% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open and when deemed prudent to do so by the fund’s officers on days when the New York Stock Exchange is closed. Shares of the fund are valued in accordance with Securities and Exchange Commission rules, using the penny-rounding method, which permits the fund to maintain each share class at a constant net asset value of $1.00 per share.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At December 31, 2012, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 1,412
Gross unrealized depreciation on investment securities	(69)
Net unrealized appreciation on investment securities	1,343
Cost of investment securities for federal income tax purposes	19,413,209

An investment in the money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-059-0213O-S32778

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MONEY MARKET FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, President and Principal Executive Officer

Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, President and Principal Executive Officer

Date: February 28, 2013

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 28, 2013